RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

13. RIGHT-OF-USE ASSETS

The carrying amounts of right-of-use assets recognized and the movement during the year:

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2021	5,407	539	12,187	536	435	19,104
Additions	1,001	461	4,406	83	91	6,042
Deductions and reclassifications	(95)	(39)	(672)	(13)	(70)	(889)
Depreciation expense	(975)	(331)	(3,182)	(198)	(318)	(5,004)
As at December 31, 2021	5,338	630	12,739	408	138	19,253
Additions	1,179	121	8,205	488	23	10,016
Deductions and reclassifications	(178)	(22)	(2,122)	(198)	8	(2,512)
Depreciation expense	(891)	(187)	(3,935)	(178)	(35)	(5,226)
As at December 31, 2022	5,448	542	14,887	520	134	21,531

The carrying amounts of the lease liabilities and the movements are as follows:

	2021	2022

As at January 1	14,877	15,888
Accretion of interest	2,363	975
Additions (Note 36a)	4,234	10,006
Deductions	(5,586)	(8,396)
As at December 31	15,888	18,473
Current maturities	(5,525)	(4,772)
Non-current	10,363	13,701

Maturity analysis of lease payments are as follows:

2022
No later than a year	5,741
Later than 1 year and no later than 5 years	11,278
Later than 5 years	4,889
Total lease payments	21,908
Interest	(3,435)
Net present value of lease payments	18,473
Current maturities	(4,772)
Non-current	13,701

The Group leases several assets including land rights, building, transmission installation and equipment, vehicles, and others which are used in operations, which generally have lease term between 1 and 33 years.

The Group also has certain leases with lease terms of twelve months or less and low-value leases. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. There are no lease contracts with variable lease payments.

The following are the amounts recognized in profit or loss:

	2021	2022
Depreciation expense of right-of-use assets	5,004	5,226
Expense relating to short-term leases	5,251	3,821
Interest expense on lease liabilities	2,363	975
Expense relating to leases of low-value assets	57	52